Fair Value Measurements	6 Months Ended
Sep. 30, 2014
Notes
Fair Value Measurements

NOTE 4 - FAIR VALUE MEASUREMENTS

(For The Year Ended March 31, 2014)

The Company holds certain financial liabilities that are measured at fair value on a recurring basis in accordance with ASC Topic 825-10-15.   ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability. The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 fair value elections are made on an instrument-by-instrument basis. The Company uses Level 3 inputs to value convertible notes and detachable warrants accounted for as derivatives.

The tables below detail the Company’s assets and liabilities measured at fair value.

Fair Value Measurements March 31, 2014
	Level 1	Level 2	Level 3	Total
Convertible notes from stockholders, at fair value	$-	$-	$-	$-
Derivative liability	$-	$-	$-	$-

	Fair Value Measurement March 31, 2013
	Level 1	Level 2	Level 3	Total
Convertible notes from stockholders, at fair value	$-	$-	$227,521	$227,521
Derivative liability	$-	$-	$260,311	$260,311

The following table presents the changes in Level 3 instruments measured on a recurring basis for the years ended March 31, 2014 and 2013:

	Convertible Notes	Derivative Liability	Total

Balance, March 31, 2012	$308,255	$334,497	$308,255

Realized and unrealized gains (losses); Included in other income (expense)	(101,701)	(97,575)	(199,276)
Purchases, issuances, and settlements	20,967	23,389	(44,356
Balance, March 31, 2013	$227,521	$260,311	$487,832

Realized and unrealized gains (losses); Included in other income (expense)	65,235	78,385	143,720
Loss on extinguishment of debt	756,719	(197,671)	559,048
Purchases, issuances, and settlements	14,843	15,745	30,588
Balance, March 31, 2014	$933,748	$-	$933,748

The convertible notes and derivative liability in the preceding tables were measured at fair value, in accordance with ASC Topic 825-10-15, as one instrument and that fair value was allocated to each component.  The Company made the fair value election due to this methodology providing a fairer representation of the economic substance of the transaction within the fair value hierarchy. Due to the lack of relevant and market reflective Level 1 and Level 2 inputs, the Company valued the instruments using Level 3 inputs, which require significant judgment and estimates on behalf of management in developing model assumptions. The factors considered in developing those assumptions included; the Company’s inability to attract investment at terms more favorable to the Company, the lack of success in developing oil properties thus far, the continuing reduction in the net assets of the Company and the Company’s history of default on currently outstanding debt.

Based on management’s evaluation of the assumptions discussed above, the liabilities were initially recorded in an amount equal to the transaction price, which represented the fair value of the total liability at initial recognition. The model used by the Company is calibrated so that the model value at initial recognition equals the transaction price. On an ongoing basis the fair value model used in valuing the convertible notes and derivative liability utilizes the following inputs; exercise price per warrant, conversion price per share, contract term, volatility, current stock prices and risk free rates. The following assumptions were made in the model (1) risk free interest rate of 0.18% to 0.63%, (2) remaining contractual life of 1 to 4.87 years, (3) expected stock price volatility of 797% and (4) expected dividend yield of zero.

In March 2014, the note holders’ agreed to modify the terms of the notes and warrants.  The notes are now convertible at a fixed price of $0.26.  The notes will no longer be carried at fair market value using Level 3 inputs now that the conversion price is a fixed amount.   The warrants have been cancelled and no longer have any value.  A loss of $559,048 for the extinguishment of debt has been recorded on the Statement of Operations as of March 31, 2014.

The following table presents the change due to the modified terms:

	Convertible Notes	Derivative Liability	Total
Balance at Fair Value, March 31, 2013	$227,521	$260,311	$487,832
Realized and unrealized gains (losses);	(65,235)	(78,385)	(143,720)
Included in other income (expense)	756,719	(197,671)	559,048
Purchases, issuances, and settlements	14,743	15,745	30,488
Balance, March 31, 2014	$933,748	$-	$933,748

The Company applied ASC 470-50-40/55 -Debtor’s Accounting for a Modification or Exchange of Debt Instrument and concluded that the Third Amendment Agreement constituted a debt extinguishment rather than debt modification because the change in the fair value of the embedded conversion features immediately before and after the modification exceeded 10% of the original loan balance. As a result, the Company recorded a loss on debt extinguishment of $559,048 during the year ended March 31, 2014, as summarized below:

Loss on Extinguishment:
Carrying value of pre-modification debt	$487,832

Less: Estimated fair value of debt after modification	(933,748)
Original issue discount	-
Fair value of assets given	(113,132)
Loss on debt extinguishment	$(559,048)